CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2021	2020
Cash and cash equivalent	$595,014	$6,903,499
Restricted cash - current	1,000,000	2,500,000
Restricted cash - non-current	1,500,000	-
Total Cash and cash equivalent and Restricted cash	$3,095,014	$9,403,499

As of December 31, 2021 and 2020, the restricted cash related to (i) cash held in a special account as collateral against a bank loan with amount to $1,000,000 and $1,000,000 respectively, (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch with amount equal to $1,500,000 and $1,500,000, respectively, used as collateral for the issuance of a bank and guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until February 28, 2023.